Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Compensation Expense of Key Management Personnel [text block table]

Compensation expense of key management personnel

in € m.	2017	2016	2015
Short-term employee benefits	39	40	31
Post-employment benefits	10	9	6
Other long-term benefits	7	7	11
Termination benefits	3	0	20
Share-based payment	22	12	15
Total	81	68	83

Loans (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]

Loans

in € m.	2017	2016
Loans outstanding, beginning of year	297	396
Movement in loans during the period[1]	(26)	(86)
Changes in the group of consolidated companies	(1)	0
Exchange rate changes/other	(15)	(13)
Loans outstanding, end of year[2]	256	297
Other credit risk related transactions:
Allowance for loan losses	0	0
Provision for loan losses	0	0
Guarantees and commitments	9	62

[1]Net impact of loans issued and loans repayment during the year is shown as “Movement in loans during the period”.

[2]Loans past due were € 0 million as of December 31, 2017 and € 7 million as of December 31, 2016. For the above loans the Group held collateral of € 14 million and € 22 million as of December 31, 2017 and December 31, 2016, respectively.

Deposits (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]

Deposits

in € m.	2017	2016
Deposits outstanding, beginning of year	87	162
Movement in deposits during the period[1]	(15)	(74)
Changes in the group of consolidated companies	(0)	0
Exchange rate changes/other	(4)	(1)
Deposits outstanding, end of year	67	87

[1]Net impact of deposits received and deposits repaid during the year is shown as “Movement in deposits during the period”.

Summary of Transactions with Related Party Pension Plans [text block table]

Transactions with related party pension plans

in € m.	2017	2016
Equity shares issued by the Group held in plan assets	0	0
Other assets	0	0
Fees paid from plan assets to asset managers of the Group	25	22
Market value of derivatives with a counterparty of the Group	(737)	(547)
Notional amount of derivatives with a counterparty of the Group	10,150	8,755